Summary of Significant Accounting Policies (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 12, 2026 USD ($)	Aug. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2023 CNY (¥) Segment	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net income			¥ (150,510)	$ (21,522)	¥ 1,612	¥ 6,008
Operating activities | ¥			37,900		14,700	97,300
Accumulated deficit			(1,523,300)		(1,373,825)		$ (217,827)
American depositary fund (in Dollars)		$ 5,300
American Depositary Shares Purchase Price (in Dollars per share) | $ / shares		$ 0.494
Impairment of intangible assets | ¥
Goodwill impairment charge | ¥
Employee benefit expenses			¥ 4,945	$ 707	¥ 6,828	¥ 6,935
Percentage of VAT			6.00%	6.00%
Segment description of CODM			the Company’s chief operating decision maker (’‘CODM’’) has been identified as the Chief Executive Officer.	the Company’s chief operating decision maker (’‘CODM’’) has been identified as the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer	Chief Executive Officer
Number of operating segments (in Segment) | Segment			3	3	3	3
Number of reportable segment (in Segment) | Segment			1	1
Quantitative threshold percentage			10.00%	10.00%
ATM Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
American depositary amount (in Dollars)		$ 50,000,000
Gross proceeds from offering (in Dollars)		$ 9,880
Securities Purchase Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate sale issuance (in Shares) | shares		20,000,000
US [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate			1,000				1,000
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate			6,993.1000				6,993.1000
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds from offering (in Dollars)	$ 4,390